INVESTMENTS - Summary of Investment Securities by Estimated Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Held-to-Maturity Amortized Cost
Due in one year or less	$ 294
Due after one year through five years	1,329
Due after five years through ten years	197
Due after ten years	844
Total	2,664	17,406
Held-to-Maturity Market Value
Due in one year or less	296
Due after one year through five years	1,392
Due after five years through ten years	230
Due after ten years	975
Held-to-Maturity Market Value	2,893	18,066
Available-for-Sale Amortized Cost
Due in one year or less	38,331
Due after one year through five years	836,507
Due after five years through ten years	170,743
Due after ten years	375,909
Total	1,421,490	904,546
Available-for-Sale Market Value
Due in one year or less	38,619
Due after one year through five years	853,883
Due after five years through ten years	172,523
Due after ten years	376,821
Available-for-Sale Market Value	$ 1,441,846	$ 919,110